Taxes - Schedule of Taxes Payable (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Taxes Payable [Abstract]
VAT payable	$ 32,285	$ 12,444
Other taxes payable	1,345	763
Income taxes payable	26,368	291
Total	$ 59,998	$ 13,498